Annual Total Returns[BarChart] - Victory Trivalent International Small-Cap Fund - Class Y	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	25.26%	(11.81%)	24.07%	32.68%	(0.35%)	8.00%	(0.75%)	36.89%	(20.34%)	27.72%